Document and Entity Information	0 Months Ended
Oct. 17, 2013
Risk/Return:
Document Type	497
Document Period End Date	Oct. 17, 2013
Registrant Name	BNY MELLON FUNDS TRUST
Central Index Key	0001111565
Amendment Flag	false
Document Creation Date	Oct. 17, 2013
Document Effective Date	Oct. 17, 2013
Prospectus Date	Dec. 31, 2012
BNY Mellon Mid Cap Multi-Strategy Fund | Class M Shares
Risk/Return:
Trading Symbol	MPMCX
BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares
Risk/Return:
Trading Symbol	MIMSX